CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash And Due From Banks	$ 363,674	$ 381,095
Money market investments:
Securities purchased under agreements to resell	96,338	151,134
Time deposits with other banks	2,083,754	1,671,252
Total money market investments	2,180,092	1,822,386
Trading account securities, at fair value:
Pledged securities with creditors right to repledge	19,506	80,945
Other trading securities	52,153	57,582
Investment securities available-for-sale, at fair value:
Pledged securities with creditors right to repledge	739,045	1,020,529
Other investment securities available-for-sale	5,323,947	4,294,630
Investment securities held-to-maturity, at amortized cost (fair value 2015 - $82,889; 2014 - $94,199)	100,903	103,170
Other investment securities, at lower of cost or realizable value (realizable value 2015 - $175,291; 2014 - $165,024)	172,248	161,906
Loans held-for-sale, at lower of cost or fair value	137,000	106,104
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC	22,453,813	19,498,286
Loans covered under loss-sharing agreements with the FDIC	646,115	2,542,662
Less - Unearned income	107,698	93,835
Allowance for loan losses	537,111	601,792
Total loans held-in-portfolio, net	22,455,119	21,345,321
FDIC loss-share asset	310,221	542,454
Premises and equipment, net	502,611	494,581
Accrued income receivable	124,234	121,818
Mortgage servicing assets, at fair value	211,405	148,694
Other Assets	2,200,963	1,646,443
Goodwill	626,388	465,676
Other intangible assets	58,109	37,595
Total assets	35,769,534	33,096,695
Deposits:
Non-interest bearing	6,401,515	5,783,748
Interest bearing	20,808,208	19,023,787
Total deposits	27,209,723	24,807,535
Federal funds purchased and assets sold under agreements to repurchase	762,145	1,271,657
Other short-term borrowings	1,200	21,200
Notes payable	1,670,309	1,711,828
Other liabilities	1,019,018	1,012,029
Liabilities from discontinued operations	1,815	5,064
Total liabilities	30,664,210	28,829,313
Stockholders' equity:
Preferred stock, 30,000,000 shares authorized; 2,006,391shares issued and outstanding	50,160	50,160
Common stock, $0.01 par value; 170,000,000 shares authorized;103,816,185 shares issued (2014 - 103,614,553) and 103,618,976 shares outstanding (2014 - 103,476,847)	1,038	1,036
Surplus	4,229,156	4,196,458
Retained earnings	1,087,957	253,717
Treasury stock - at cost, 197,209 shares (2014 - 137,706)	(6,101)	(4,117)
Accumulated other comprehensive loss, net of tax	(256,886)	(229,872)
Total stockholders' equity	5,105,324	4,267,382
Total liabilities and stockholders' equity	35,769,534	33,096,695
Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned	155,231	135,500
Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Loans covered under loss-sharing agreements with the FDIC	646,115	2,542,662
Other real estate owned	$ 36,685	$ 130,266